SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Variable Annuity

Polaris II Variable Annuity

WM Diversified Strategies III Variable Annuity

FSA Advisor Variable Annuity

Polaris Choice Variable Annuity

Polaris Choice III Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Advantage Variable Annuity

ICAP II Variable Annuity

Visa Capital Advantage Variable Annuity

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Triple Elite Variable Annuity

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Effective on or about September 14, 2021, the principal executive office and home office address of The United States Life Insurance Company in the City of New York (“US Life”) will be changed to 28 Liberty Street, Floor 45, New York, NY 10005-1400. All references in the prospectus to the US Life address are hereby replaced accordingly.

Effective on May 14, 2021, the principal executive office and home office address of American Home Assurance Company (“American Home”) was changed to 1271 Avenue of the Americas, FL37, New York, NY 10020-1304. All references in the prospectus to the American Home address are hereby replaced accordingly.

Dated: September 14, 2021

Please keep this Supplement with your Prospectus.